Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Vessels in Operation, Less Accumulated Depreciation
	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2019	$1,224,377	$(111,611)	$1,112,766

Additions	82,559	—	82,559
Depreciation	—	(39,739)	(39,739)

As of December 31, 2019	$1,306,936	$(151,350)	$1,155,586

Additions	41,710	—	41,710
Disposals	(7,058)	—	(7,058)
Depreciation	—	(41,158)	(41,158)
Impairment loss	(43,803)	35,306	(8,497)
As of December 31, 2020	$1,297,785	$(157,202)	$1,140,583